STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES
17	STATUTORY RESERVES

Under the PRC rules and regulations, the Company’s PRC subsidiaries are required to transfer 10% of the net profit, as determined in accordance with the relevant PRC laws and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of the subsidiary’s registered capital. The transfer to this reserve must be made before distribution of dividends to shareholders can be made. The statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by issuance of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issuance is not less than 25% of the registered capital.

For the years ended December 31, 2010, 2011 and 2012, the Company’s PRC subsidiaries made appropriations to the statutory surplus reserve of RMB29,383, RMB23,062 and RMB4,178 respectively. The accumulated balance of the statutory surplus reserve as of December 31, 2011 and 2012 was RMB95,199 and RMB99,377 respectively. No equivalent amounts were appropriated by the Company.